Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Revenue	$ 2,931	$ 2,815	$ 6,334	$ 6,153
Energy supply costs	719	714	1,790	1,754
Operating expenses	866	789	1,711	1,619
Depreciation and amortization	542	512	1,074	1,027
Operating income	804	800	1,759	1,753
Other income, net	119	105	210	196
Finance charges	387	369	759	739
Income tax expense	76	92	188	208
Net earnings	460	444	1,022	1,002
Non-controlling interests	43	40	82	78
Preference equity shareholders	21	20	43	41
Net earnings attributable to common equity shareholders	396	384	897	883
Additions to property, plant and equipment and intangible assets	1,664	1,544	3,212	3,087
Goodwill	12,908	12,483	12,908	12,483	$ 12,527
Total assets	78,764	72,789	78,764	72,789	$ 74,830
Inter-segment eliminations
Segment Reporting [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Operating income	0	0	0	0
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	0	0	0	0
Additions to property, plant and equipment and intangible assets	0	0	0	0
Goodwill	0	0	0	0
Total assets	(10)	(11)	(10)	(11)
Regulated | Operating segments
Segment Reporting [Line Items]
Revenue	2,931	2,807	6,334	6,136
Energy supply costs	719	714	1,790	1,754
Operating expenses	854	779	1,681	1,583
Depreciation and amortization	541	510	1,073	1,023
Operating income	817	804	1,790	1,776
Other income, net	105	76	190	156
Finance charges	326	308	635	620
Income tax expense	100	106	253	256
Net earnings	496	466	1,092	1,056
Non-controlling interests	43	40	82	78
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	453	426	1,010	978
Additions to property, plant and equipment and intangible assets	1,664	1,543	3,212	3,085
Goodwill	12,908	12,483	12,908	12,483
Total assets	78,498	72,383	78,498	72,383
Regulated | Operating segments | ITC
Segment Reporting [Line Items]
Revenue	659	614	1,307	1,245
Energy supply costs	0	0	0	0
Operating expenses	176	154	350	317
Depreciation and amortization	130	119	254	240
Operating income	353	341	703	688
Other income, net	31	18	53	39
Finance charges	145	128	275	258
Income tax expense	53	56	107	110
Net earnings	186	175	374	359
Non-controlling interests	34	32	69	66
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	152	143	305	293
Additions to property, plant and equipment and intangible assets	472	419	1,018	928
Goodwill	8,712	8,351	8,712	8,351
Total assets	29,487	26,566	29,487	26,566
Regulated | Operating segments | UNS Energy
Segment Reporting [Line Items]
Revenue	707	694	1,302	1,374
Energy supply costs	219	246	423	505
Operating expenses	231	203	434	397
Depreciation and amortization	112	105	221	213
Operating income	145	140	224	259
Other income, net	25	21	43	39
Finance charges	42	43	82	85
Income tax expense	14	14	20	28
Net earnings	114	104	165	185
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	114	104	165	185
Additions to property, plant and equipment and intangible assets	258	454	517	743
Goodwill	1,961	1,880	1,961	1,880
Total assets	15,949	14,496	15,949	14,496
Regulated | Operating segments | Central Hudson
Segment Reporting [Line Items]
Revenue	401	347	967	820
Energy supply costs	141	104	367	261
Operating expenses	180	166	371	352
Depreciation and amortization	43	38	85	78
Operating income	37	39	144	129
Other income, net	21	17	43	37
Finance charges	25	23	50	48
Income tax expense	8	8	33	28
Net earnings	25	25	104	90
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	25	25	104	90
Additions to property, plant and equipment and intangible assets	115	110	210	209
Goodwill	640	614	640	614
Total assets	6,935	6,065	6,935	6,065
Regulated | Operating segments | FortisBC Energy
Segment Reporting [Line Items]
Revenue	392	372	1,088	1,017
Energy supply costs	92	97	328	319
Operating expenses	115	105	223	211
Depreciation and amortization	102	90	206	179
Operating income	83	80	331	308
Other income, net	15	13	27	24
Finance charges	37	36	75	76
Income tax expense	11	10	62	53
Net earnings	50	47	221	203
Non-controlling interests	1	1	1	1
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	49	46	220	202
Additions to property, plant and equipment and intangible assets	507	240	856	577
Goodwill	913	913	913	913
Total assets	11,022	10,253	11,022	10,253
Regulated | Operating segments | FortisAlberta
Segment Reporting [Line Items]
Revenue	213	207	421	408
Energy supply costs	0	0	0	0
Operating expenses	53	52	102	102
Depreciation and amortization	80	77	160	153
Operating income	80	78	159	153
Other income, net	2	2	3	3
Finance charges	36	34	71	67
Income tax expense	3	5	7	11
Net earnings	43	41	84	78
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	43	41	84	78
Additions to property, plant and equipment and intangible assets	154	148	328	288
Goodwill	231	231	231	231
Total assets	6,723	6,317	6,723	6,317
Regulated | Operating segments | FortisBC Electric
Segment Reporting [Line Items]
Revenue	127	126	278	279
Energy supply costs	23	25	69	78
Operating expenses	39	36	77	72
Depreciation and amortization	21	20	43	40
Operating income	44	45	89	89
Other income, net	2	1	3	2
Finance charges	20	20	41	40
Income tax expense	2	5	5	9
Net earnings	24	21	46	42
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	24	21	46	42
Additions to property, plant and equipment and intangible assets	56	43	98	77
Goodwill	235	235	235	235
Total assets	3,029	2,856	3,029	2,856
Regulated | Operating segments | Other Electric
Segment Reporting [Line Items]
Revenue	432	447	971	993
Energy supply costs	244	242	603	591
Operating expenses	60	63	124	132
Depreciation and amortization	53	61	104	120
Operating income	75	81	140	150
Other income, net	9	4	18	12
Finance charges	21	24	41	46
Income tax expense	9	8	19	17
Net earnings	54	53	98	99
Non-controlling interests	8	7	12	11
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	46	46	86	88
Additions to property, plant and equipment and intangible assets	102	129	185	263
Goodwill	216	259	216	259
Total assets	5,353	5,830	5,353	5,830
Non-Regulated | Operating segments | Corporate and Other
Segment Reporting [Line Items]
Revenue	0	8	0	17
Energy supply costs	0	0	0	0
Operating expenses	12	10	30	36
Depreciation and amortization	1	2	1	4
Operating income	(13)	(4)	(31)	(23)
Other income, net	14	29	20	40
Finance charges	61	61	124	119
Income tax expense	(24)	(14)	(65)	(48)
Net earnings	(36)	(22)	(70)	(54)
Non-controlling interests	0	0	0	0
Preference equity shareholders	21	20	43	41
Net earnings attributable to common equity shareholders	(57)	(42)	(113)	(95)
Additions to property, plant and equipment and intangible assets	0	1	0	2
Goodwill	0	0	0	0
Total assets	$ 276	$ 417	$ 276	$ 417